Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value (in Dollars per share)
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	59,943,310	38,881,294
Common stock, shares outstanding	59,943,310	38,881,294
VIEs
Non-current liabilities held for sale (in Dollars)		$ 1,750